Fair Value Measurements (Details) - Fair value on a recurring basis - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	$ 45,870	$ 25,127
Total assets	45,870	25,127
Original Issue Discount Senior Secured Convertible Promissory Notes	2,400,000	2,400,000
Total liabilities	2,400,000	2,400,000
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	45,870	25,127
Total assets	$ 45,870	$ 25,127
Original Issue Discount Senior Secured Convertible Promissory Notes
Total liabilities
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash
Total assets
Original Issue Discount Senior Secured Convertible Promissory Notes
Total liabilities
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash
Total assets
Original Issue Discount Senior Secured Convertible Promissory Notes	$ 2,400,000	$ 2,400,000
Total liabilities	$ 2,400,000	$ 2,400,000